NON-CONTROLLING INTERESTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Non-controlling interests
Net income (loss) attributable to non-controlling interests (Note 22)	$ 575	$ 681	$ 146
Non-Controlling Interests	$ 9,604	10,768
Common Class A | Texas Wind Farms
Non-controlling interests
Business acquisition, percentage of voting interests acquired				100.00%
Common Class B | Texas Wind Farms
Non-controlling interests
Business acquisition, percentage of voting interests acquired				100.00%
Columbia Gas and Columbia Gulf
Non-controlling interests
Noncontrolling Interests Ownership	40.00%
Net income (loss) attributable to non-controlling interests (Note 22)	$ 631	571	143
Non-Controlling Interests	$ 8,779	9,844
Portland Natural Gas Transmission System
Non-controlling interests
Noncontrolling Interests Ownership	0.00%
Net income (loss) attributable to non-controlling interests (Note 22)	$ 0	30	41
Non-Controlling Interests	$ 0	0
Texas Wind Farms
Non-controlling interests
Noncontrolling Interests Ownership	100.00%
Net income (loss) attributable to non-controlling interests (Note 22)	$ (38)	(29)	(38)
Non-Controlling Interests	$ 123	168
TGNH
Non-controlling interests
Noncontrolling Interests Ownership	13.01%
Net income (loss) attributable to non-controlling interests (Note 22)	$ (18)	109	$ 0
Non-Controlling Interests	$ 702	$ 756